Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Interests Footnotes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests	$ 1,489,353	$ 1,560,416
Property, plant and equipment
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests	1,458,400	1,523,900
Exploration and evaluation assets
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests	$ 31,000	$ 36,500